Supplementary Financial Statement Information - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Institutions	$ 342	$ 253
Prepaid expenses	383	322
Others	33	29
Total prepaid expenses and other receivables	$ 758	$ 604